Stock-based compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Stock-based compensation

14. Stock-based compensation

Stock plans

On November 12, 2015, the Company’s board of directors adopted the 2015 Stock Option and Grant Plan, as amended on June 8, 2016 (the 2015 Plan). The 2015 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock units and restricted stock awards to the Company’s employees, members of the board of directors, and consultants. The 2015 Plan is administered by the board of directors, who has the power and authority to determine the terms of grants, provided that generally the exercise price per share of stock options granted may not be less than 100% of the fair market value of a share of the Company’s common stock on the date of grant and the term of stock options granted may not exceed ten years.

The number of shares initially reserved for issuance under the 2015 Plan was 1,074,581 shares. Through December 31, 2019, the board of directors authorized an aggregate increase of 3,338,874 shares reserved for issuance under the 2015 Plan for a total number of shares reserved for issuance of 4,413,455. In January 2020 and June 2020, the board of directors approved increases to the number of shares reserved for issuance by 191,889 and 319,815, respectively. Accordingly, the total number of shares of common stock reserved for issuance under the 2015 Plan as of September 30, 2020, was 4,925,159. As of December 31, 2019 and September 30, 2020, there were 72,781 and 274,057 shares, respectively, available for future issuance under the 2015 Plan.

As of September 30, 2020, the Company has granted service-based awards, which vest over a defined period of service, and performance-based and market-based awards, which vest upon the achievement of defined conditions. Service-based awards generally vest over a four-year period, with the first 25% vesting following twelve months of continued employment or service, and the remainder vesting in twelve quarterly installments over the following three years. In 2016, 2018 and 2019, the Company granted stock option awards to certain employees with terms that allow for vesting upon the achievement of performance conditions specific to the Company’s corporate goals, including but not limited to certain research, business development and liquidity milestones. Also in 2018, the Company granted a stock option award to a non-employee with service conditions that provide for accelerated vesting upon the consummation of an initial public offering. Additionally, in 2016 the Company granted stock option awards to an executive with terms that provide for vesting upon the achievement of both performance and market conditions, as the awards vest upon the occurrence of certain events, including the consummation of an initial public offering, and market conditions subject to a specified return to certain of the Company’s investors. This award was modified in July 2019 to a service-based award.

The Company’s stock options expire after approximately ten years from the date of grant. As of September 30, 2020, the Company does not hold any treasury shares. Upon stock option exercise, the Company issues new shares and delivers them to the participant.

Stock options

The following table summarizes the Company’s stock option activity:

	NUMBER OF SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE (1)
			(In years)	(In thousands)
Outstanding as of December 31, 2019	4,251,914	$7.78	8.03	$10,515
Granted	623,935	13.87
Exercised	(20,998)	6.78
Forfeited/Cancelled	(313,506)	9.86

Outstanding as of September 30, 2020	4,541,345	$8.47	7.54	$29,950

Exercisable as of December 31, 2019	1,685,871	$5.16	6.83	$8,569
Vested and expected to vest as of December 31, 2019	4,178,357	$7.74	8.01	$10,448
Exercisable as of September 30, 2020	2,393,627	$6.37	6.63	$20,662
Vested and expected to vest as of September 30, 2020	4,467,788	$8.46	7.52	$29,533

(1)

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock as of December 31, 2019 and September 30, 2020.

The weighted average grant date fair value per share of options granted during the three months ended September 30, 2020 and 2019 was $9.67 per share and $6.38 per share, respectively. The weighted average grant date fair value per share of options granted during the nine months ended September 30, 2020 and 2019 was $8.52 per share and $9.35 per share, respectively.

The aggregate intrinsic value of stock options exercised during the three months ended September 30, 2020 and 2019 was less than $0.1 million and $0.1 million, respectively. The aggregate intrinsic value of stock options exercised during the nine months ended September 30, 2020 and 2019 was $1.0 million and $0.1 million, respectively.

Stock option valuation

Service-based awards

The key assumptions used in the Black-Scholes option pricing model on the date of grant for options with service-based vesting conditions were as follows, presented on a weighted average basis:

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Risk-free interest rate	0.41%	1.82%	0.74%	2.23%
Expected term (in years)	6.25	6.25	6.25	6.25
Expected volatility	68.63%	67.41%	68.13%	67.60%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Fair value per share of common stock	$15.76	$10.25	$13.87	$14.85

Performance-based awards

The key assumptions used in the Black-Scholes option pricing model on the date of grant for performance-based awards granted to employees were as follows, presented on a weighted average basis:

THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2019
Risk-free interest rate	1.89%
Expected term (in years)	6.25
Expected volatility	67.45%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.25

The Company did not grant any performance-based awards during the three and nine months ended September 30, 2020. During the three and nine months ended September 30, 2019, the Company granted performance-based stock options to employees for the purchase of an aggregate of 63,963 shares of common stock. These stock options are exercisable only upon achievement of specified performance targets.

Market-based awards

In 2016, the Company granted stock options to an executive with both performance and market conditions. The weighted-average grant date fair value per share of such awards using a Monte Carlo simulation approach was up to $2.12. These options were modified during July 2019, to replace the respective market conditions and performance-based vesting conditions, with service-based vesting conditions. The modification was a Type III modification, and the Company recognizes compensation expense beginning on the modification date over the requisite service period of the modified award.

Award repricing

On July 1, 2019, the board of directors determined the fair value of the Company’s common stock to be $10.25 per share following the withdrawal of the Company’s attempted initial public offering. The $10.25 per share fair value represents a decrease in the fair value of the Company’s common stock from the immediately preceding fair value of common stock approved by the board of directors of $24.32 per share as of April 3, 2019, due to the change in the Company’s estimate of the probability of an initial public offering scenario. On July 24, 2019, the board of directors approved a repricing of options previously granted at an exercise price greater than the then-current fair value of $10.25 per share such that the exercise price of the modified awards equals $10.25 per share. The repriced options included stock options to purchase a total of 1,089,147 shares of common stock issued from December 2018 through April 2019. The repriced awards were all unvested as of the modification date and none of the vesting terms were modified.

The key assumptions used in the Black-Scholes option pricing model on the date of repricing for the affected options were as follows, presented on a weighted average basis:

Risk-free interest rate	1.86%
Expected term (in years)	5.79
Expected volatility	66.56%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.25

The modification of these awards was treated as an exchange of the original award for a new award, incurring additional compensation cost for any incremental value. The incremental compensation cost was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The total incremental expense related to the repricing for all awards was $1.2 million. Each modified award was valued on the modification date of July 24, 2019, and the Company recognizes the unamortized compensation expense related to the original award plus the incremental compensation expense of the modified award beginning on the modification date over the remaining requisite service period.

Stock-based compensation expense

The following table presents the components and classification of stock-based compensation expense (in thousands):

	THREE MONTHS ENDED SEPTEMBER 30,		NINE MONTHS ENDED SEPTEMBER 30,
	2020	2019	2020	2019
Research and development	$942	$1,343	$2,763	$2,575
General and administrative	878	1,006	2,198	2,308

	$1,820	$2,349	$4,961	$4,883

Employee	$1,730	$1,937	$4,609	$3,888
Non-employee	90	412	352	995

	$1,820	$2,349	$4,961	$4,883

The Company did not recognize expense related to performance-based awards during the three or nine months ended September 30, 2020 or 2019 because the associated performance conditions were not deemed probable of achievement.

As of September 30, 2020, excluding awards with performance conditions, the total unrecognized compensation expense related to the Company’s option awards was $16.0 million, which the Company expects to recognize over a weighted-average period of approximately 2.70 years. This amount includes the total unrecognized compensation expense for all awards repriced during 2019, including both the unamortized compensation expense related to the original awards plus the incremental compensation expense of the modified award.

14. Stock-based compensation

Stock plans

On November 12, 2015, the Company’s board of directors adopted the 2015 Stock Option and Grant Plan, as amended on June 8, 2016 (the 2015 Plan). The 2015 Plan allows the Company to grant incentive stock options, non-qualified stock options, restricted stock units and restricted stock awards to the Company’s employees, members of the board of directors, and consultants. The 2015 Plan is administered by the board of directors, who has the power and authority to determine the terms of grants, provided that generally the exercise price per share of stock options granted may not be less than 100% of the fair market value of a share of the Company’s common stock on the date of grant and the term of stock options granted may not exceed ten years.

The number of shares initially reserved for issuance under the 2015 Plan was 1,074,581 shares. Through December 31, 2019, the board of directors authorized an aggregate increase of 3,338,874 shares reserved for issuance under the 2015 Plan for a total number of shares reserved for issuance of 4,413,455. In January 2020, the Company’s board of directors approved increases to the number of shares reserved for issuance by 191,889. As of December 31, 2018 and 2019, there were 301,250 and 72,781 shares, respectively, available for future issuance under the 2015 Plan.

As of December 31, 2019, the Company has granted service-based awards, which vest over a defined period of service, and performance-based and market-based awards, which vest upon the achievement of defined conditions. Service-based awards generally vest over a four-year period, with the first 25% vesting following twelve months of continued employment or service, and the remainder vesting in twelve quarterly installments over the following three years. In 2016, 2018 and 2019, the Company granted stock option awards to certain employees with terms that allow for vesting upon the achievement of performance conditions specific to the Company’s corporate goals, including but not limited to certain research, business development and liquidity milestones. Also in 2018, the Company granted a stock option award to a non-employee with service conditions that provide for accelerated vesting upon the consummation of an initial public offering. Additionally, in 2016 the Company granted stock option awards to an executive with terms that provide for vesting upon the achievement of both performance and market conditions, as the awards vest upon the occurrence of certain events, including the consummation of an initial public offering, and market conditions subject to a specified return to certain of the Company’s investors. This award was modified in 2019 to a service-based award.

The Company’s stock options expire after approximately ten years from the date of grant. As of December 31, 2019, the Company does not hold any treasury shares. Upon stock option exercise, the Company issues new shares and delivers them to the participant.

Stock options

The following table summarizes the Company’s stock option activity:

	NUMBER OF SHARES	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE	WEIGHTED AVERAGE REMAINING CONTRACTUAL TERM	AGGREGATE INTRINSIC VALUE (1)
			(In years)	(In thousands)
Outstanding as of December 31, 2018	2,883,918	$6.50	8.25	$19,594
Granted	1,742,118	10.25
Exercised	(75,772)	3.43
Forfeited	(298,350)	9.84

Outstanding as of December 31, 2019	4,251,914	$7.78	8.03	$10,515

Granted (unaudited)	213,686	10.25
Exercised (unaudited)	(13,812)	7.55
Forfeited (unaudited)	(239,663)	9.81

Exercisable as of December 31, 2019	1,685,871	$5.16	6.83	$8,569
Vested and expected to vest as of December 31, 2019	4,178,357	$7.74	8.01	$10,448

(1)

Aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of common stock for those stock options that had exercise prices lower than the fair value of the Company’s common stock as of December 31, 2018 and 2019.

The weighted average grant date fair value per share of options granted during the years ended December 31, 2018 and 2019 was $6.76 and $9.20, respectively.

The aggregate intrinsic value of stock options exercised during the year ended December 31, 2018 and 2019 was $0.1 million and $1.0 million, respectively.

Stock option valuation

Service-based awards

The key assumptions used in the Black-Scholes option pricing model on the date of grant for options with service-based vesting conditions granted to employees and directors prior to the adoption of ASU 2018-07 on January 1, 2019, and to employees, directors and non-employees following the adoption of ASU 2018-07, were as follows, presented on a weighted average basis:

	YEAR ENDED DECEMBER 31,
	2018	2019
Risk-free interest rate	2.79%	2.22%
Expected term (in years)	6.25	6.25
Expected volatility	68.48%	67.57%
Expected dividend yield	0.00%	0.00%
Fair value per share of common stock	$10.46	$14.78

The key assumptions used in the Black-Scholes option pricing model on the date of grant for options granted to non-employees prior to the adoption of ASU 2018-07 on January 1, 2019 with service-based vesting conditions were as follows, presented on a weighted average basis:

YEAR ENDED DECEMBER 31, 2018
Risk-free interest rate	2.75%
Expected term (in years)	10.00
Expected volatility	68.73%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.17

As of the adoption of ASU 2018-07 on January 1, 2019, the Company values non-employee service-based options consistent with employee service-based options due to the alignment of their accounting under ASC 718.

Performance-based awards

The key assumptions used in the Black-Scholes option pricing model on the date of grant for performance-based awards granted to employees were as follows, presented on a weighted average basis:

	YEAR ENDED DECEMBER 31, 2018	YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	2.74%	1.89%
Expected term (in years)	5.26	6.25
Expected volatility	68.21%	67.45%
Expected dividend yield	0.00%	0.00%
Fair value per share of common stock	$10.17	$10.25

Market-based awards

In 2016, the Company granted stock options to an executive with both performance and market conditions. The weighted-average grant date fair value per share of such awards using a Monte Carlo simulation approach was up to $2.12. These options were modified during 2019, to replace the respective market conditions and performance-based vesting conditions, with service-based vesting conditions. The modification was a Type III modification, and the Company will recognize compensation expense beginning on the modification date over the requisite service period of the modified award.

Award repricing

On July 1, 2019, the board of directors determined the fair value of our common stock to be $10.25 per share following the withdrawal of the Company’s attempted IPO. The $10.25 per share fair value represents a decrease in the fair value of the Company’s common stock from the immediately preceding fair value of common stock approved by the board of directors of $24.32 per share as of April 3, 2019, due to the change in the Company’s estimate of the probability of an IPO scenario. On July 24, 2019, the board of directors approved a repricing of options previously granted at an exercise price greater than the current fair value of $10.25 per share such that the exercise price of the modified awards equals $10.25 per share. The repriced options included stock options to purchase a total of 1,089,147 shares of common stock issued from December 2018 through April 2019. The repriced awards were all unvested as of the modification date and none of the vesting terms were modified.

The key assumptions used in the Black-Scholes option pricing model on the date of repricing for the affected options were as follows, presented on a weighted average basis:

YEAR ENDED DECEMBER 31, 2019
Risk-free interest rate	1.86%
Expected term (in years)	5.79
Expected volatility	66.56%
Expected dividend yield	0.00%
Fair value per share of common stock	$10.25

The modification of these awards was treated as an exchange of the original award for a new award, incurring additional compensation cost for any incremental value. The incremental compensation cost was measured as the excess of the fair value of the modified award over the fair value of the original award immediately before its terms are modified. The total incremental expense related to the repricing for all awards was $1.2 million. Each modified award was valued on the modification date of July 24, 2019, and the Company will recognize the unamortized compensation expense related to the original award plus the incremental compensation expense of the modified award over the remaining requisite service period.

Restricted stock

In 2015, the Company issued an aggregate of 10,000,000 shares of Class A Common Stock to two of its non-employee founders outside of the 2015 Plan for their services as consultants to the Company. The awards were granted pursuant to separate restricted stock agreements, at a purchase price of $0.0001 per share and weighted-average grant date fair value of $3.29 per share. The shares of Class A Common Stock underlying the awards converted into 1,066,046 shares of common stock on November 17, 2017. Upon issuance, 25% of the shares vested immediately, and the remaining shares vested in equal monthly installments over a three-year period. The shares were issued under the terms of their respective restricted stock agreements and were subject to repurchase by the Company upon the holder’s termination of their service relationship with the Company. The common stock held by the founders have the same rights of the Company’s other outstanding shares of common stock. All unvested shares were held in escrow by the Company, including all dividends and any other distributions declared on the shares, until the shares vested. The restricted common stock was subject to the Company’s right to repurchase at the original purchase price per share until vested. All shares were vested at December 31, 2018.

The aggregate fair value of restricted shares that vested during the year ended December 31, 2018 was $2.2 million based on the estimated fair value of the underlying stock on the day of vesting. There was no restricted stock activity for the year ended December 31, 2019.

Stock-based compensation expense

The following table presents the components and classification of stock-based compensation expense (in thousands):

	YEAR ENDED DECEMBER 31,
	2018	2019
Research and development	$4,035	$3,845
General and administrative	1,326	3,400

	$5,361	$7,245

Stock options	$3,040	$7,245
Restricted stock	2,321	—

	$5,361	$7,245

Employee	$2,081	$5,947
Non-employee	3,280	1,298

	$5,361	$7,245

The Company recognized expense of $0.3 million during the year ended December 31, 2018 related to performance awards that vested upon achievement of their underlying performance condition. The Company did not recognize expense related to performance awards during the year ended December 31, 2019.